Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS
	2020	2019
Numerator
Net Income attributable to Tattooed Chef, Inc.	$67,249	$4,526
Denominator
Weighted average common shares outstanding	36,314	28,324
Effect of potentially dilutive securities related to Warrants	3,589	-
Weighted average diluted shares outstanding	39,903	28,324

Earnings per share
Basic	$1.85	$0.16
Diluted	$1.69	$0.16

Schedule of anti-dilutive securities excluded from calculation of diluted earnings per share
	2020	2019
Warrants	11,278	—-
Stock options	756	—-
Restricted stock awards	500	—-

Total	12,534	—-